Annual Fund Operating Expenses - Eagle Energy Infrastructure Fund	Aug. 25, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Eagle Energy Infrastructure Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	1.65%
Eagle Energy Infrastructure Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	2.67%
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	2.40%
Eagle Energy Infrastructure Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.67%
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	1.40%
Eagle Energy Infrastructure Fund Class N Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.67%
Fee Waiver or Reimbursement	(0.41%)	[1]
Net Expenses (as a percentage of Assets)	1.26%

[1]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, pursuant to which the Fund’s co-advisers have agreed to waive management fees and/or to make payments to limit Fund expenses, through at least August 31, 2026 so that the total annual operating expenses do not exceed 1.65%, 2.40%, 1.40% and 1.26% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the co-advisers)) from the definition of operating expenses which are subject to such expense limitations. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of: (1) the expense cap in effect at the time of the waiver; or (2) the expense cap in effect at the time of recoupment. This agreement may be terminated only by the Board of Trustees only on 60 days written notice to Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC.